SUPPLEMENT TO PROSPECTUS OF
                          EVERGREEN SELECT EQUITY TRUST


I.       Evergreen Select Diversified Value Fund
         Evergreen Select Large Cap Blend Fund
         (together "the Funds")

         Proposed Fund Reorganization

         On March 24, 2000 the Board of Trustees of the Evergreen Funds approved a proposal to reorganize the Funds into Evergreen Stock Selector Fund ("Stock Selector"). If the shareholders of the Funds approve the proposal, all of the assets of the Funds will be transferred to Stock Selector and shareholders of the Funds will receive shares of Stock Selector in exchange for their shares. Shareholders of the Funds as of April 28, 2000, are scheduled to vote on the proposal at a special meeting of shareholders to be held on July 14, 2000. If approved, the reorganization is proposed to take place on July 21, 2000. Shareholders of the Funds will be mailed information detailing the proposal on or about May 26, 2000.


Evergreen Select Small Company Value Fund

         Proposed Fund Reorganization

         On March 24, 2000 the Board of Trustees of the Evergreen Funds approved a proposal to reorganize Evergreen Select Small Company Value Fund ("Select Small Company") into Evergreen Small Cap Value Fund ("Small Cap Value"). If the shareholders of Select Small Company approve the proposal, all of the assets of Select Small Company will be transferred to Small Cap Value and shareholders of Select Small Company will receive shares of Small Cap Value in exchange for their shares. Shareholders of Select Small Company as of April 28, 2000, are scheduled to vote on the proposal at a special meeting of shareholders to be held on July 14, 2000. If approved, the reorganization is proposed to take place on July 21, 2000. Shareholders of Select Small Company will be mailed information detailing the proposal on or about May 26, 2000.


Evergreen Select Social Principles Fund

         Proposed Fund Reorganization

         On March 24, 2000 the Board of Trustees of the Evergreen Funds approved a proposal to reorganize Evergreen Select Social Principles Fund ("Select Social Principles") into Evergreen Select Special Equity Fund ("Select Special Equity"). If the shareholders of Select Social Principles approve the proposal, all of the assets of Select Social Principles will be transferred to Select Special Equity and shareholders of Select Social Principles will receive shares of Select Special Equity in exchange for their shares. Shareholders of Select Social Principles as of April 28, 2000, are scheduled to vote on the proposal at a special meeting of shareholders to be held on July 14, 2000. If approved, the reorganization is proposed to take place on July 21, 2000. Shareholders of Select Social Principles will be mailed information detailing the proposal on or about May 26, 2000.



April 3, 2000                                                       553688 4/00